Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Computation of the Net Loss Per Share
The following table sets forth the computation of the net loss per share for the period presented:

	Year ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(81,511)	$(67,301)	$(56,400)
Preferred share accrued cumulative dividend rights	(17,473)	(13,664)	(5,795)

Total loss attributable to ordinary shares	$(98,984)	$(80,965)	$(62,195)

Denominator:
	16,514,910	15,524,845	15,039,814